Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
SUBSEQUENT EVENTS
16. S
UBSEQUENT
EVENTS
We evaluated subsequent events and transactions that occurred after the balance sheet date through May 10, 2022, the date that the financial statements were issued. We did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

23. S
UBSEQUENT
EVENTS
On February 3, 2022, we repaid $190.7 million of outstanding June 2017 First Lien Loan. We entered into an amendment which refinances the remaining existing term loan with a new $275.0 million term loan with a maturity date of February 3, 2029, adds a new revolving credit facility in an aggregate principal amount of $100.0 million with a maturity date of February 3, 2027, replaces the LIBOR based floating interest rate with a term SOFR based floating interest rate and revises the springing financial covenant to require compliance with a first lien net leverage ratio.